Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	9F Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001619544
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39025
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1207, Building No. 5, 5 West Laiguangying Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	2388
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 1207, Building No. 5, 5 West Laiguangying Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Contact Personnel Name	Li Zhang
City Area Code	+86
Local Phone Number	(10) 8527-6996
American depositary shares, each representing 20 Class A ordinary shares
Document Information Line Items
Trading Symbol	JFU
Title of 12(b) Security	American depositary shares, each representing 20 Class A ordinary shares
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.00001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	174,304,260
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	61,162,400